FINANCIAL LIABILITIES	12 Months Ended
Dec. 31, 2020
Disclosure of financial liabilities [abstract]
Disclosure of financial liabilities [text block]

16) FINANCIAL LIABILITIES

As of December 31, 2019 and 2020 all the financial liabilities of the Company are classified as other financial liabilities at amortized cost, except for the derivative financial instruments that are classified as financial liability at fair value through profit or loss.

The payments schedule for other financial liabilities, trade and other payables and liabilities at December 31, 2019 and 2020, including estimated future interest payments, calculated based on interest rates and foreign exchange rates applicable as at December 31, 2019 and 2020 are as follow:

2019	Thousands of U.S. dollars
	Maturity (years)
	2020	2021	2022	2023	2024	More than 5 years	Total

Senior Secured Notes	30,625	30,625	530,625	-	-	-	591,875
Lease liabilities	66,415	52,134	41,069	32,079	21,481	23,826	237,004
Bank borrowings	23,248	449	351	-	-	-	24,048
Trade and other payables	166,111	11,744	-	-	-	-	177,855
Total financial liabilities	286,399	94,952	572,045	32,079	21,481	23,826	1,030,782

2020	Thousands of U.S. dollars
	Maturity (years)
	2021	2022	2023	2024	2025	More than 5 years	Total

Senior Secured Notes	30,625	530,625	-	-	-	-	561,250
Lease liabilities	52,698	41,047	33,500	22,985	12,128	16,744	179,102
Bank borrowings	68,668	1,569	-	-	-	-	70,237
Trade and other payables	135,781	4,296	-	-	-	-	140,077
Total financial liabilities	287,772	577,537	33,500	22,985	12,128	16,744	950,666